Consolidated Statements of Cash Flows Statement - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net loss	$ (9,782,075)	$ (8,642,433)	$ (12,229,151)	$ (6,296,390)
Adjustments to reconcile net loss to cash flows from operating activities:
Initial valuation of debt discount	239,300	149,143	149,143	237,547
Loss on settlement	382,635	255,882	432,495	44,607
Gain on debt forgiveness		16,649	(298,510)
Change in exercise of warrant	67,387	(25,920)	(15,742)	15,150
Change in fair value of derivative liability	273,299	3,661,418	4,040,237	525,394
Amortization of debt discount	330,192	565,978	1,026,324	1,781,337
Loss on Extinguishment of Debt	(184,626)	8,763	295,963
Excess of debt discount	239,300	149,143	149,143	237,547
Amortization of Intangible Assets	700	700		67,850
Stock based compensation	6,041,550	5,097,206	4,280,136	(1,038,270)
Depreciation and amortization	46,189	26,578	71,390	105,558
Changes in operating assets and liabilities
Accounts receivable	60,145	113,179	235,478	(340,405)
Inventory	(138,801)	(49,226)	173,915	36,980
Other assets	(35,000)		14,781	(11,670)
Loan receivable			72,339	(147,872)
Prepayment, deposits and other receivables	261,183	(54,876)	(788,308)	(566,229)
Lease liabilities	(36,919)
Amount due to a related party				(23,086)
Accounts payable and accrued liabilities	5,955	(40,876)	108,581	222,010
Customer deposits	(62,174)	(118,974)	587	96,918
Unearned revenue	(19,890)	(89,344)	(48,470)	46,838
Interest Payable	166,753	172,221
Right of use, assets	39,169
Accrued interest and other payables	37,962	56,972	306,214	306,214
Net cash used in operating activities	(2,122,441)	1,060,980	(2,323,231)	(2,894,210)
Cash flows from investing activities:
Acquisition of intangible assets				(7,325)
Acquisition of property and equipment		(87,154)	(351,395)	(171,096)
Net cash provided by (used in) investing activities		(87,154)	(351,395)	(178,421)
Cash flows from financing activities:
Proceeds from Issuance of Common Stock	340,000	235,000	205,000	82,000
Proceeds from Share to be Issued	236,000	(2,121,000)	100,000	1,798,000
Proceeds from (Repayment of) Loan	(22,555)	(5,261)	36,376	156,228
Repayment to Related Parties	(105,000)	(25,634)	(5,000)	(246,078)
Proceeds from convertible notes	1,451,687	1,022,500	2,330,500	1,222,722
Payment to loan payable-related parties	105,000	25,634	5,000	246,078
Bank overdraft	5,907
Loan Receivable	75,033	(13,151)
Net cash provided by (used in) financing activities	2,191,072	(856,278)	2,666,876	3,012,872
Net increase (decrease) in cash	68,631	117,550	(7,750)	(59,759)
Cash, beginning of period	34,371	42,121	42,121	101,880
Cash, end of period	103,002	159,671	34,371	42,121
Supplemental disclosure of non-cash financing activities:
Shares Issued for Debt Settlement	689,997	516,391	564,051
Reduction in derivative liability due to conversion	957,488	6,289,241	7,335,771	271,777
Debt discount related to convertible debt	951,581	1,888,248	3,217,870	1,681,999
Shares issued for conversion of convertible debt			2,783,235	306,810
Shares issued for advanced share payment			2,641,000
Advanced to Investment			$ 18,000,000
Debts settled through shares issuance	229,000	1,292,544
Shares issued for award to Bizright and to be cancelled in future	(32,291,060)
Shares issued for warrant exercise	$ 28,381